EXHIBIT 4.1

SUPPLEMENT

TO AMENDED AND RESTATED INDENTURE

This SUPPLEMENT TO AMENDED AND RESTATED INDENTURE, dated as of March 27, 2018 (this “Supplement”), is entered into by and between Nissan Master Owner Trust Receivables, a Delaware statutory trust, as issuer (the “Issuer”) and U.S. Bank National Association, not in its individual capacity but solely as indenture trustee (the “Indenture Trustee”).

RECITALS:

WHEREAS, the Issuer and the Indenture Trustee (together the “Parties”) are parties to the Amended and Restated Indenture, dated as of October 15, 2003 (as supplemented, amended or restated or otherwise modified from time to time, the “Indenture”);

WHEREAS, the Parties have been authorized by an Issuer Order of the Administrator to amend Section 8.04(b) of the Indenture to modify the requirements surrounding the timing of the deposit of Collections into the Collection Account as further described therein; and

WHEREAS, the parties hereto wish to modify the Indenture pursuant to Section 10.01(b) thereof as of the Effective Date (as defined below) to implement such amendments.

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the parties hereto agree as follows:

ARTICLE I

RECITALS AND DEFINITIONS

Section 1.1 Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the Annex of Definitions (the “Annex of Definitions”) attached to the Amended and Restated Transfer and Servicing Agreement, dated as of October 15, 2003 among Nissan Wholesale Receivables Corporation II, as transferor, the Issuer and Nissan Motor Acceptance Corporation, as servicer.

ARTICLE II

AMENDMENTS

Section 2.1 Amendment to Section 8.04(b)(i) of the Indenture. As of the Effective Date, subsection (b)(i) of Section 8.04 of the Indenture is hereby amended to replace the reference to “F1” therein with “F2”.

ARTICLE III

EFFECTIVE DATE

Section 3.1 Effective Date. Upon satisfaction of the following conditions this Supplement shall become effective immediately (such date, the “Effective Date”) without further action by any party:

Supplement to Amended and Restated Indenture

(a)     receipt by the Issuer and Indenture Trustee of an Issuer Order in accordance with Section 10.01(b) of the Indenture;

(b)     receipt by the Indenture Trustee of an executed counterpart of this Supplement from each party hereto;

(c)     satisfaction of the Rating Agency Condition with respect to this Supplement in accordance with Section 10.01(b)(i) of the Indenture;

(d)     receipt by the Issuer and Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 10.01(b)(ii) of the Indenture;

(e)     receipt by the Issuer and Indenture Trustee of a Required Federal Income Tax Opinion in accordance with Section 10.01(b)(iii) of the Indenture;

(f)     receipt by the Indenture Trustee of Opinions of Counsel in accordance with Section 10.03; and

(g)     receipt by the Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 12.01(a)(i) of the Indenture.

ARTICLE IV

MISCELLANEOUS

Section 4.1 Indenture Unaffected. Except as modified herein, the parties acknowledge that the provisions of the Indenture remain in full force and effect and are hereby ratified and confirmed by the parties hereto. After the Effective Date all references in the Transaction Documents to the Indenture shall mean the Indenture as modified hereby.

Section 4.2 Governing Law. This Supplement shall be governed by the governing law described in Section 12.12 of the Indenture.

Section 4.3 Captions. The various captions in this Supplement are included for convenience only and shall not affect the meaning or interpretation of any provision of this Supplement or any provision hereof.

Section 4.4 Severability. Whenever possible, each provision of this Supplement shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Supplement shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Supplement as to such jurisdiction or any other jurisdiction.

Section 4.5 Binding Effect. This Supplement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

2	Supplement to Amended and Restated Indenture

Section 4.6 Counterparts. This Supplement may be executed in any number of counterparts and by the parties hereto on separate signature pages, each such executed counterpart constituting an original but all together only one Supplement.

IN WITNESS WHEREOF, the parties hereto have caused this Supplement to be executed and delivered as of the date first above written.

NISSAN MASTER OWNER TRUST RECEIVABLES, as Issuer
By: WILMINGTON TRUST COMPANY, not in its individual capacity, but solely as Owner Trustee
By:	/s/ Jennifer A. Luce
Name:	Jennifer A. Luce
Title:	Vice President
U.S. BANK NATIONAL ASSOCIATION, not in its individual capacity but solely as Indenture Trustee
By:	/s/ Jessica J. Elliott
Name:	Jessica J. Elliott
Title:	Vice President

3	Supplement to Amended and Restated Indenture